Consolidated shareholders’ equity - Summary of Expenses (Details) - Employees share ownership plan - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Expense recognized	€ 52	€ 32
Expense recognized of which employers' contribution	€ 11	€ 7